Quarterly Report
March 31, 2024
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	11
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.7%
AUSTRALIA — 7.1%
Ampol Ltd.	49,395	$1,282,245
ANZ Group Holdings Ltd.	561,001	10,760,313
APA Group Stapled Security	248,561	1,363,776
Aristocrat Leisure Ltd.	110,602	3,102,740
ASX Ltd.	38,835	1,682,814
Aurizon Holdings Ltd.	303,097	790,962
BHP Group Ltd.	942,572	27,223,126
BlueScope Steel Ltd.	77,666	1,208,463
Brambles Ltd.	247,634	2,609,136
CAR Group Ltd.	71,079	1,673,100
Cochlear Ltd.	12,354	2,720,327
Coles Group Ltd.	258,005	2,851,382
Commonwealth Bank of Australia	314,376	24,681,601
Computershare Ltd.	93,856	1,598,758
Dexus REIT	210,234	1,084,909
EBOS Group Ltd.	28,690	587,762
Endeavour Group Ltd.	257,884	927,022
Fortescue Ltd.	312,402	5,237,944
Glencore PLC	1,927,329	10,598,241
Goodman Group REIT	315,323	6,955,282
GPT Group REIT	374,436	1,116,369
IDP Education Ltd. (a)	55,630	650,371
Insurance Australia Group Ltd.	427,533	1,785,104
Lottery Corp. Ltd.	442,593	1,487,050
Macquarie Group Ltd.	68,661	8,945,449
Medibank Pvt Ltd.	500,318	1,227,292
Mineral Resources Ltd.	30,182	1,395,482
Mirvac Group REIT	658,533	1,013,920
National Australia Bank Ltd.	584,298	13,204,630
Northern Star Resources Ltd.	224,657	2,120,813
Orica Ltd.	80,428	958,125
Origin Energy Ltd.	302,404	1,815,053
Pilbara Minerals Ltd. (a)	527,481	1,318,012
Qantas Airways Ltd. (b)	166,782	593,007
QBE Insurance Group Ltd.	285,621	3,378,329
Ramsay Health Care Ltd.	34,130	1,258,275
REA Group Ltd. (a)	9,983	1,207,949
Reece Ltd.	48,540	889,857
Rio Tinto Ltd.	70,062	5,565,461
Rio Tinto PLC	210,953	13,369,621
Santos Ltd.	582,104	2,943,176
Scentre Group REIT	1,008,455	2,230,335
SEEK Ltd.	70,304	1,148,952
Seven Group Holdings Ltd.	30,183	802,818
Sonic Healthcare Ltd.	85,913	1,648,420
South32 Ltd.	869,994	1,702,752
Stockland REIT	474,699	1,502,014
Suncorp Group Ltd.	237,470	2,537,678
Telstra Group Ltd.	712,168	1,793,427
Transurban Group Stapled Security	582,848	5,064,930
Treasury Wine Estates Ltd.	157,053	1,275,644
Vicinity Ltd. REIT	773,415	1,074,747
Security Description	Shares	Value
Washington H Soul Pattinson & Co. Ltd.	40,775	$894,080
Wesfarmers Ltd.	211,919	9,456,707
Westpac Banking Corp.	654,318	11,141,491
WiseTech Global Ltd.	32,570	1,996,312
Woodside Energy Group Ltd.	358,693	7,137,345
Woolworths Group Ltd.	231,594	5,011,719
		231,602,619
AUSTRIA — 0.2%
Erste Group Bank AG	66,292	2,956,888
Mondi PLC	76,650	1,351,236
OMV AG	26,979	1,277,963
Verbund AG	11,483	840,211
voestalpine AG	22,739	638,511
		7,064,809
BELGIUM — 0.8%
Ageas SA	27,483	1,273,936
Anheuser-Busch InBev SA	162,806	9,927,388
D'ieteren Group	4,423	982,118
Elia Group SA	5,712	616,896
Groupe Bruxelles Lambert NV	16,553	1,252,479
KBC Group NV	47,750	3,579,989
Lotus Bakeries NV	66	637,956
Sofina SA (a)	3,290	739,066
Syensqo SA (b)	14,831	1,406,014
UCB SA	24,168	2,986,004
Umicore SA	35,023	756,308
Warehouses De Pauw CVA REIT	34,859	996,159
		25,154,313
BRAZIL — 0.0% (c)
Yara International ASA	33,994	1,074,474
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	740,668
CHILE — 0.1%
Antofagasta PLC	72,829	1,875,905
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	700,000	1,873,774
ESR Group Ltd. (a) (d)	234,800	251,107
Prosus NV	275,756	8,659,014
SITC International Holdings Co. Ltd.	243,000	443,994
Wharf Holdings Ltd.	230,000	755,259
Wilmar International Ltd.	385,400	979,492
		12,962,640
DENMARK — 3.5%
AP Moller - Maersk AS Class A	572	731,719
AP Moller - Maersk AS Class B	847	1,103,007
Carlsberg AS Class B	17,557	2,398,724
Coloplast AS Class B	24,427	3,297,725
Danske Bank AS	131,572	3,935,825
Demant AS (b)	16,953	841,943

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
DSV AS	32,321	$5,250,729
Genmab AS (b)	11,952	3,606,453
Novo Nordisk AS Class B	610,913	77,955,205
Novonesis (Novozymes) B Class B	68,829	4,038,154
Orsted AS (b) (d)	36,095	2,008,965
Pandora AS	15,598	2,517,045
Rockwool AS Class B (b)	1,428	469,142
Tryg AS	59,687	1,228,914
Vestas Wind Systems AS (b)	186,299	5,206,068
		114,589,618
FINLAND — 0.9%
Elisa OYJ	28,435	1,269,850
Fortum OYJ (a)	91,577	1,131,947
Kesko OYJ Class B	45,946	859,199
Kone OYJ Class B	65,360	3,045,201
Metso OYJ	131,475	1,562,633
Neste OYJ	75,796	2,054,678
Nokia OYJ	966,058	3,433,640
Nordea Bank Abp (a)	586,434	6,537,506
Orion OYJ Class B	20,582	768,441
Sampo OYJ Class A	82,888	3,537,344
Stora Enso OYJ Class R	100,547	1,399,192
UPM-Kymmene OYJ	101,413	3,381,069
Wartsila OYJ Abp	94,310	1,435,134
		30,415,834
FRANCE — 10.1%
Accor SA	33,297	1,557,101
Adevinta ASA (b)	69,043	724,250
Aeroports de Paris SA	6,344	870,828
Air Liquide SA	97,429	20,291,263
Airbus SE	110,434	20,361,554
Alstom SA	49,576	756,550
Amundi SA (d)	11,496	790,258
Arkema SA	11,768	1,239,679
AXA SA	338,362	12,722,478
BioMerieux	7,880	870,188
BNP Paribas SA	192,588	13,698,552
Bollore SE	120,485	805,466
Bouygues SA	38,117	1,557,323
Bureau Veritas SA	58,836	1,796,992
Capgemini SE	28,658	6,601,771
Carrefour SA	105,660	1,811,541
Cie de Saint-Gobain SA	83,947	6,521,372
Cie Generale des Etablissements Michelin SCA	128,050	4,912,202
Covivio SA REIT	11,869	611,443
Credit Agricole SA	204,291	3,048,283
Danone SA	120,786	7,812,583
Dassault Aviation SA	3,247	715,379
Dassault Systemes SE	126,118	5,589,953
Edenred SE	47,543	2,539,595
Eiffage SA	14,427	1,638,359
Engie SA	344,804	5,775,742
Security Description	Shares	Value
EssilorLuxottica SA	54,973	$12,450,064
Eurazeo SE	6,733	590,821
Gecina SA REIT	8,880	907,731
Getlink SE	70,174	1,195,933
Hermes International SCA	5,927	15,145,143
Ipsen SA	7,159	852,809
Kering SA	14,048	5,558,203
Klepierre SA REIT	43,119	1,117,644
La Francaise des Jeux SAEM (d)	18,489	754,396
Legrand SA	48,327	5,126,412
L'Oreal SA	44,790	21,218,902
LVMH Moet Hennessy Louis Vuitton SE	51,559	46,423,514
Orange SA	355,148	4,176,199
Pernod Ricard SA	38,603	6,251,601
Publicis Groupe SA	42,224	4,608,074
Remy Cointreau SA	4,103	414,055
Renault SA	38,533	1,947,404
Rexel SA	41,607	1,124,737
Safran SA	64,003	14,519,335
Sartorius Stedim Biotech (b)	5,561	1,587,354
SEB SA	4,806	615,591
Societe Generale SA	131,506	3,523,677
Sodexo SA	15,346	1,317,276
Teleperformance SE	11,251	1,094,569
Thales SA	17,118	2,921,940
TotalEnergies SE	404,539	27,730,175
Unibail-Rodamco-Westfield REIT (b)	23,242	1,870,051
Veolia Environnement SA	127,132	4,136,926
Vinci SA	93,536	11,997,001
Vivendi SE	133,656	1,457,920
Worldline SA (b) (d)	48,632	602,959
		328,859,121
GERMANY — 8.4%
adidas AG	30,539	6,827,298
Allianz SE	73,066	21,921,552
BASF SE	167,518	9,576,065
Bayer AG	179,672	5,516,720
Bayerische Motoren Werke AG	58,828	6,795,622
Bayerische Motoren Werke AG Preference Shares	11,599	1,245,176
Bechtle AG	15,089	798,184
Beiersdorf AG	19,114	2,785,789
Brenntag SE	26,021	2,194,257
Carl Zeiss Meditec AG	8,085	1,011,142
Commerzbank AG	188,234	2,587,916
Continental AG	19,127	1,381,964
Covestro AG (b) (d)	34,156	1,869,508
Daimler Truck Holding AG	98,681	5,004,784
Deutsche Bank AG	357,563	5,631,102
Deutsche Boerse AG	35,566	7,284,699
Deutsche Lufthansa AG (b)	121,904	958,590
Deutsche Post AG	185,717	8,005,925
Deutsche Telekom AG	605,627	14,716,735

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Dr Ing hc F Porsche AG Preference Shares (d)	21,677	$2,160,382
E.ON SE	423,966	5,899,826
Evonik Industries AG	39,982	791,284
Fresenius Medical Care AG	40,959	1,577,003
Fresenius SE & Co. KGaA	75,174	2,029,698
GEA Group AG	27,860	1,179,180
Hannover Rueck SE	11,590	3,175,613
Heidelberg Materials AG	23,441	2,580,995
Henkel AG & Co. KGaA	17,748	1,279,645
Henkel AG & Co. KGaA Preference Shares	32,026	2,576,812
Infineon Technologies AG	240,915	8,199,830
Knorr-Bremse AG	14,406	1,090,649
LEG Immobilien SE (b)	12,550	1,078,627
Mercedes-Benz Group AG	149,501	11,917,441
Merck KGaA	24,637	4,353,062
MTU Aero Engines AG	10,149	2,578,008
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,626	12,517,890
Nemetschek SE	11,865	1,175,318
Porsche Automobil Holding SE Preference Shares	30,321	1,608,517
Puma SE	19,231	872,733
Rational AG	1,075	927,639
Rheinmetall AG	8,036	4,521,696
RWE AG	114,470	3,889,324
SAP SE	195,753	38,151,630
Sartorius AG Preference Shares (b)	5,144	2,047,764
Scout24 SE (d)	13,225	997,810
Siemens AG	142,103	27,158,268
Siemens Energy AG (b)	104,622	1,921,425
Siemens Healthineers AG (b) (d)	53,831	3,297,558
Symrise AG	25,506	3,056,282
Talanx AG	12,433	985,589
Volkswagen AG	5,740	877,807
Volkswagen AG Preference Shares	39,001	5,174,153
Vonovia SE	139,366	4,124,118
Zalando SE (b) (d)	44,998	1,287,357
		273,173,961
HONG KONG — 1.6%
AIA Group Ltd.	2,112,000	14,180,835
CK Asset Holdings Ltd.	348,399	1,433,402
CK Infrastructure Holdings Ltd.	136,000	795,865
CLP Holdings Ltd.	292,000	2,326,240
Futu Holdings Ltd. ADR (b)	10,900	590,235
Hang Lung Properties Ltd.	381,000	390,422
Hang Seng Bank Ltd.	144,300	1,579,170
Henderson Land Development Co. Ltd.	259,436	739,214
HKT Trust & HKT Ltd. Stapled Security	811,000	946,078
Security Description	Shares	Value
Hong Kong & China Gas Co. Ltd.	2,101,995	$1,592,654
Hong Kong Exchanges & Clearing Ltd.	226,930	6,605,122
Hongkong Land Holdings Ltd.	238,600	732,502
Jardine Matheson Holdings Ltd.	27,600	1,029,480
Link REIT	483,291	2,077,921
MTR Corp. Ltd.	265,512	875,264
Power Assets Holdings Ltd.	274,000	1,603,435
Prudential PLC	521,785	4,897,446
Sino Land Co. Ltd.	630,456	654,908
Sun Hung Kai Properties Ltd.	278,500	2,684,848
Swire Pacific Ltd. Class A	84,500	695,309
Swire Properties Ltd.	232,200	487,752
Techtronic Industries Co. Ltd.	262,500	3,558,606
WH Group Ltd. (d)	1,695,266	1,117,694
Wharf Real Estate Investment Co. Ltd.	313,000	1,017,811
		52,612,213
IRELAND — 0.4%
AerCap Holdings NV (b)	38,400	3,337,344
AIB Group PLC	288,957	1,467,994
Bank of Ireland Group PLC	186,033	1,898,652
Kerry Group PLC Class A	28,467	2,442,332
Kingspan Group PLC	28,708	2,618,652
Smurfit Kappa Group PLC	49,767	2,271,943
		14,036,917
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	530,899
Bank Hapoalim BM	224,312	2,111,056
Bank Leumi Le-Israel BM	272,570	2,274,331
Check Point Software Technologies Ltd. (b)	17,310	2,839,013
Elbit Systems Ltd.	4,456	934,207
Global-e Online Ltd. (b)	20,000	727,000
ICL Group Ltd.	150,007	795,955
Israel Discount Bank Ltd. Class A	250,161	1,299,387
Mizrahi Tefahot Bank Ltd.	30,625	1,152,711
Nice Ltd. (b)	11,683	3,052,370
Teva Pharmaceutical Industries Ltd. ADR (b)	206,728	2,916,932
Wix.com Ltd. (b)	10,000	1,374,800
		20,008,661
ITALY — 2.3%
Amplifon SpA	25,292	923,259
Assicurazioni Generali SpA	192,025	4,865,299
Banco BPM SpA	239,981	1,598,619
Coca-Cola HBC AG	38,928	1,230,870
Davide Campari-Milano NV (a)	113,571	1,142,424
DiaSorin SpA (a)	3,236	312,792
Enel SpA	1,500,430	9,915,621
Eni SpA (a)	404,813	6,404,076
Ferrari NV	23,267	10,151,857

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
FinecoBank Banca Fineco SpA (a)	105,986	$1,589,345
Infrastrutture Wireless Italiane SpA (d)	54,447	619,193
Intesa Sanpaolo SpA	2,698,231	9,800,082
Leonardo SpA	80,480	2,023,460
Mediobanca Banca di Credito Finanziario SpA	101,803	1,518,371
Moncler SpA	39,544	2,954,506
Nexi SpA (b) (d)	105,114	666,835
Poste Italiane SpA (a) (d)	77,909	976,464
Prysmian SpA	48,464	2,532,786
Recordati Industria Chimica e Farmaceutica SpA	17,443	965,281
Snam SpA	379,104	1,791,676
Telecom Italia SpA (a) (b)	1,880,790	457,235
Terna - Rete Elettrica Nazionale	249,409	2,063,311
UniCredit SpA (a)	284,315	10,800,842
		75,304,204
JAPAN — 22.7%
Advantest Corp.	141,300	6,250,643
Aeon Co. Ltd.	116,500	2,758,836
AGC, Inc.	33,300	1,206,189
Aisin Corp.	27,700	1,126,888
Ajinomoto Co., Inc.	86,600	3,222,645
ANA Holdings, Inc. (a)	35,300	737,045
Asahi Group Holdings Ltd.	86,700	3,175,954
Asahi Intecc Co. Ltd.	42,900	748,897
Asahi Kasei Corp.	218,600	1,598,931
Astellas Pharma, Inc.	328,200	3,523,902
Azbil Corp.	19,700	542,663
Bandai Namco Holdings, Inc.	113,500	2,098,338
Bridgestone Corp.	108,500	4,796,812
Brother Industries Ltd.	49,800	921,010
Canon, Inc. (a)	188,600	5,608,964
Capcom Co. Ltd.	67,400	1,258,531
Central Japan Railway Co.	142,500	3,532,723
Chiba Bank Ltd.	99,200	824,236
Chubu Electric Power Co., Inc.	127,700	1,666,019
Chugai Pharmaceutical Co. Ltd.	126,500	4,819,446
Concordia Financial Group Ltd.	178,100	893,413
Dai Nippon Printing Co. Ltd.	34,400	1,050,559
Daifuku Co. Ltd.	54,900	1,309,155
Dai-ichi Life Holdings, Inc.	178,500	4,540,784
Daiichi Sankyo Co. Ltd.	344,700	10,927,818
Daikin Industries Ltd.	48,200	6,563,824
Daito Trust Construction Co. Ltd.	10,200	1,160,554
Daiwa House Industry Co. Ltd.	109,500	3,246,401
Daiwa Securities Group, Inc.	246,100	1,863,495
Denso Corp.	358,500	6,833,873
Dentsu Group, Inc.	34,600	957,904
Disco Corp.	17,000	6,199,280
Security Description	Shares	Value
East Japan Railway Co.	162,900	$3,120,873
Eisai Co. Ltd.	45,100	1,856,805
ENEOS Holdings, Inc.	539,400	2,589,990
FANUC Corp.	180,000	5,018,996
Fast Retailing Co. Ltd.	32,900	10,154,012
Fuji Electric Co. Ltd.	25,000	1,668,374
FUJIFILM Holdings Corp.	212,100	4,748,058
Fujitsu Ltd.	332,000	5,303,181
GLP J-Reit	898	752,363
Hamamatsu Photonics KK	28,600	1,004,198
Hankyu Hanshin Holdings, Inc.	45,100	1,290,913
Hikari Tsushin, Inc.	4,000	748,753
Hirose Electric Co. Ltd.	4,510	461,892
Hitachi Construction Machinery Co. Ltd.	23,300	700,178
Hitachi Ltd.	173,200	15,741,293
Honda Motor Co. Ltd.	863,800	10,635,907
Hoshizaki Corp.	20,300	738,121
Hoya Corp.	64,600	8,039,519
Hulic Co. Ltd.	74,500	762,992
Ibiden Co. Ltd. (a)	19,300	858,996
Idemitsu Kosan Co. Ltd.	191,200	1,305,029
Iida Group Holdings Co. Ltd. (a)	35,900	462,908
Inpex Corp.	173,500	2,636,118
Isuzu Motors Ltd.	115,600	1,557,424
ITOCHU Corp. (a)	221,900	9,477,430
Japan Airlines Co. Ltd.	25,500	483,733
Japan Exchange Group, Inc.	92,600	2,499,395
Japan Metropolitan Fund Invest REIT	1,232	767,634
Japan Post Bank Co. Ltd.	266,900	2,865,721
Japan Post Holdings Co. Ltd.	383,100	3,853,908
Japan Post Insurance Co. Ltd.	42,100	803,779
Japan Real Estate Investment Corp. REIT (a)	248	883,227
Japan Tobacco, Inc.	225,400	5,998,951
JFE Holdings, Inc.	105,500	1,741,661
JSR Corp. (b)	35,100	1,004,216
Kajima Corp.	77,000	1,574,647
Kansai Electric Power Co., Inc.	124,400	1,766,399
Kao Corp.	83,700	3,128,000
Kawasaki Kisen Kaisha Ltd. (a)	81,300	1,091,825
KDDI Corp.	280,400	8,277,956
KDX Realty Investment Corp. REIT	763	811,171
Keisei Electric Railway Co. Ltd.	24,800	1,005,142
Keyence Corp.	36,300	16,811,041
Kikkoman Corp.	118,000	1,509,452
Kintetsu Group Holdings Co. Ltd.	36,200	1,052,430
Kirin Holdings Co. Ltd.	137,400	1,908,321
Kobe Bussan Co. Ltd.	32,500	796,260
Koito Manufacturing Co. Ltd.	29,500	396,660

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Komatsu Ltd.	174,800	$5,154,663
Konami Group Corp.	17,400	1,180,733
Kubota Corp.	181,500	2,838,017
Kyocera Corp.	244,700	3,255,499
Kyowa Kirin Co. Ltd.	49,000	879,018
Lasertec Corp.	13,900	3,942,826
LY Corp.	530,500	1,340,753
M3, Inc.	89,400	1,281,236
Makita Corp.	43,400	1,225,908
Marubeni Corp.	261,200	4,505,353
MatsukiyoCocokara & Co.	62,400	999,629
Mazda Motor Corp.	104,900	1,220,928
McDonald's Holdings Co. Japan Ltd.	14,600	655,985
MEIJI Holdings Co. Ltd.	44,200	963,758
Minebea Mitsumi, Inc.	66,500	1,296,650
MISUMI Group, Inc.	52,300	726,211
Mitsubishi Chemical Group Corp.	254,800	1,547,706
Mitsubishi Corp.	642,100	14,777,061
Mitsubishi Electric Corp.	363,000	6,047,801
Mitsubishi Estate Co. Ltd.	215,200	3,903,162
Mitsubishi HC Capital, Inc.	159,200	1,107,126
Mitsubishi Heavy Industries Ltd.	591,000	5,330,305
Mitsubishi UFJ Financial Group, Inc.	2,070,400	20,998,804
Mitsui & Co. Ltd.	240,000	11,168,654
Mitsui Chemicals, Inc. (a)	35,100	1,026,480
Mitsui Fudosan Co. Ltd.	504,900	5,416,136
Mitsui OSK Lines Ltd. (a)	60,500	1,843,642
Mizuho Financial Group, Inc.	451,940	8,922,638
MonotaRO Co. Ltd.	53,900	646,394
MS&AD Insurance Group Holdings, Inc.	245,100	4,315,101
Murata Manufacturing Co. Ltd.	324,600	6,079,347
NEC Corp.	46,900	3,413,416
Nexon Co. Ltd.	67,400	1,117,804
NIDEC Corp.	75,300	3,096,681
Nintendo Co. Ltd.	193,700	10,570,341
Nippon Building Fund, Inc. REIT	310	1,239,222
NIPPON EXPRESS HOLDINGS, Inc.	11,700	595,958
Nippon Paint Holdings Co. Ltd.	186,100	1,333,546
Nippon Prologis REIT, Inc.	470	837,239
Nippon Sanso Holdings Corp.	32,400	1,011,958
Nippon Steel Corp. (a)	154,200	3,697,458
Nippon Telegraph & Telephone Corp.	5,625,000	6,690,013
Nippon Yusen KK (a)	86,300	2,366,414
Nissan Chemical Corp.	21,400	808,094
Nissan Motor Co. Ltd. (a)	443,800	1,751,213
Nissin Foods Holdings Co. Ltd. (a)	35,700	983,640
Nitori Holdings Co. Ltd.	15,500	2,337,111
Nitto Denko Corp.	26,500	2,411,956
Security Description	Shares	Value
Nomura Holdings, Inc.	554,400	$3,532,013
Nomura Real Estate Holdings, Inc.	21,700	611,233
Nomura Real Estate Master Fund, Inc. REIT	652	644,482
Nomura Research Institute Ltd.	74,200	2,087,082
NTT Data Group Corp.	110,400	1,746,690
Obayashi Corp.	110,800	1,313,025
Obic Co. Ltd.	12,400	1,869,279
Odakyu Electric Railway Co. Ltd.	66,800	918,723
Olympus Corp.	227,300	3,264,307
Omron Corp.	34,900	1,243,390
Ono Pharmaceutical Co. Ltd.	67,300	1,101,471
Oracle Corp.	6,900	517,232
Oriental Land Co. Ltd.	205,200	6,558,211
ORIX Corp.	222,200	4,842,021
Osaka Gas Co. Ltd.	74,000	1,661,449
Otsuka Corp.	45,200	955,996
Otsuka Holdings Co. Ltd.	79,800	3,306,524
Pan Pacific International Holdings Corp.	66,300	1,754,478
Panasonic Holdings Corp.	400,100	3,802,860
Rakuten Group, Inc. (b)	293,700	1,661,153
Recruit Holdings Co. Ltd.	269,900	11,821,779
Renesas Electronics Corp.	277,100	4,914,179
Resona Holdings, Inc.	380,500	2,343,163
Ricoh Co. Ltd.	104,000	921,841
Rohm Co. Ltd.	64,400	1,027,838
SBI Holdings, Inc.	43,100	1,126,304
SCREEN Holdings Co. Ltd. (a)	15,000	1,931,679
SCSK Corp.	30,900	573,103
Secom Co. Ltd.	37,500	2,715,650
Seiko Epson Corp. (a)	57,900	1,008,071
Sekisui Chemical Co. Ltd.	72,500	1,057,716
Sekisui House Ltd.	106,000	2,405,127
Seven & i Holdings Co. Ltd.	426,100	6,193,928
SG Holdings Co. Ltd.	62,100	785,559
Sharp Corp. (b)	43,600	242,134
Shimadzu Corp.	46,800	1,299,682
Shimano, Inc.	13,500	2,016,370
Shimizu Corp. (a)	113,000	727,599
Shin-Etsu Chemical Co. Ltd.	335,500	14,644,111
Shionogi & Co. Ltd.	46,300	2,365,707
Shiseido Co. Ltd.	71,600	1,953,867
Shizuoka Financial Group, Inc.	96,100	911,821
SMC Corp.	10,800	6,061,330
SoftBank Corp.	538,900	6,911,394
SoftBank Group Corp.	191,800	11,357,571
Sompo Holdings, Inc.	164,400	3,432,581
Sony Group Corp.	234,300	20,017,173
Square Enix Holdings Co. Ltd.	16,100	619,341
Subaru Corp.	109,300	2,474,226
SUMCO Corp. (a)	67,300	1,059,004
Sumitomo Corp.	188,900	4,530,754

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sumitomo Electric Industries Ltd.	133,200	$2,055,053
Sumitomo Metal Mining Co. Ltd.	49,900	1,478,091
Sumitomo Mitsui Financial Group, Inc.	237,900	13,883,067
Sumitomo Mitsui Trust Holdings, Inc.	125,200	2,695,177
Sumitomo Realty & Development Co. Ltd. (a)	56,800	2,107,693
Suntory Beverage & Food Ltd.	27,500	928,871
Suzuki Motor Corp.	290,000	3,297,697
Sysmex Corp.	94,800	1,683,405
T&D Holdings, Inc.	92,500	1,605,281
Taisei Corp.	29,200	1,061,730
Takeda Pharmaceutical Co. Ltd.	297,517	8,262,341
TDK Corp.	71,700	3,501,975
Terumo Corp.	253,600	4,623,933
TIS, Inc.	37,000	790,631
Tobu Railway Co. Ltd.	33,400	833,317
Toho Co. Ltd.	21,600	716,313
Tokio Marine Holdings, Inc.	336,300	10,499,306
Tokyo Electric Power Co. Holdings, Inc. (b)	274,000	1,662,340
Tokyo Electron Ltd.	87,800	22,775,962
Tokyo Gas Co. Ltd.	68,500	1,555,162
Tokyu Corp.	97,600	1,185,620
TOPPAN Holdings, Inc.	42,100	1,050,379
Toray Industries, Inc.	240,500	1,153,040
TOTO Ltd.	25,200	705,324
Toyota Industries Corp.	27,000	2,803,561
Toyota Motor Corp.	1,986,800	49,963,731
Toyota Tsusho Corp.	37,800	2,580,026
Trend Micro, Inc. (a)	24,500	1,240,824
Unicharm Corp.	77,100	2,454,953
USS Co. Ltd.	66,200	546,545
West Japan Railway Co.	77,200	1,606,792
Yakult Honsha Co. Ltd.	51,400	1,050,109
Yamaha Corp. (a)	29,600	636,612
Yamaha Motor Co. Ltd. (a)	177,900	1,633,302
Yamato Holdings Co. Ltd.	44,200	635,496
Yaskawa Electric Corp.	42,100	1,781,416
Yokogawa Electric Corp.	38,600	885,776
Zensho Holdings Co. Ltd.	17,800	740,368
ZOZO, Inc. (a)	26,100	646,184
		739,650,796
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	27,201	659,229
LUXEMBOURG — 0.1%
ArcelorMittal SA	91,115	2,504,879
Eurofins Scientific SE	25,158	1,605,241
		4,110,120
Security Description	Shares	Value
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	$2,088,916
Sands China Ltd. (b)	452,000	1,273,451
		3,362,367
NETHERLANDS — 5.8%
ABN AMRO Bank NV GDR (d)	87,824	1,503,371
Adyen NV (b) (d)	4,007	6,785,614
Aegon Ltd.	267,823	1,634,256
Akzo Nobel NV	30,352	2,267,731
Argenx SE (b)	11,138	4,403,831
ASM International NV	8,663	5,294,583
ASML Holding NV	75,228	72,487,890
ASR Nederland NV	27,541	1,350,093
BE Semiconductor Industries NV	14,221	2,179,396
Euronext NV (d)	16,963	1,615,827
EXOR NV	17,267	1,921,713
Heineken Holding NV	22,626	1,827,819
Heineken NV (a)	54,551	5,263,473
IMCD NV	10,647	1,878,322
ING Groep NV	613,076	10,094,712
JDE Peet's NV	20,587	432,673
Koninklijke Ahold Delhaize NV	176,453	5,282,579
Koninklijke KPN NV	624,242	2,336,712
Koninklijke Philips NV	150,255	3,019,296
NN Group NV	48,761	2,254,981
OCI NV	16,158	443,072
Randstad NV (a)	18,830	994,857
Shell PLC	1,214,700	40,279,829
Universal Music Group NV	154,595	4,654,917
Wolters Kluwer NV	46,907	7,355,767
		187,563,314
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	248,453	1,240,912
Fisher & Paykel Healthcare Corp. Ltd.	101,178	1,552,329
Mercury NZ Ltd.	107,463	445,453
Meridian Energy Ltd.	225,767	798,102
Spark New Zealand Ltd.	365,301	1,041,176
Xero Ltd. (b)	26,573	2,311,265
		7,389,237
NORWAY — 0.5%
Aker BP ASA	54,690	1,360,117
DNB Bank ASA	177,225	3,513,919
Equinor ASA	163,596	4,318,888
Gjensidige Forsikring ASA	31,573	457,504
Kongsberg Gruppen ASA	17,362	1,199,493
Mowi ASA	81,658	1,497,507
Norsk Hydro ASA	244,766	1,340,182
Orkla ASA	127,517	899,669
Salmar ASA	10,935	721,098

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Telenor ASA	121,103	$1,347,933
		16,656,310
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	559,621	2,181,850
Galp Energia SGPS SA	85,737	1,418,107
Jeronimo Martins SGPS SA	48,260	957,980
		4,557,937
SINGAPORE — 1.4%
CapitaLand Ascendas REIT	684,715	1,405,350
CapitaLand Integrated Commercial Trust REIT	913,989	1,340,915
CapitaLand Investment Ltd.	514,482	1,021,645
City Developments Ltd.	91,600	397,051
DBS Group Holdings Ltd.	339,357	9,059,746
Genting Singapore Ltd.	1,255,700	823,425
Grab Holdings Ltd. Class A (b)	366,700	1,151,438
Jardine Cycle & Carriage Ltd.	22,800	408,325
Keppel Ltd.	284,500	1,547,296
Mapletree Logistics Trust REIT	683,004	738,875
Mapletree Pan Asia Commercial Trust REIT	465,100	441,114
Oversea-Chinese Banking Corp. Ltd.	638,266	6,379,822
Sea Ltd. ADR (b)	68,000	3,652,280
Seatrium Ltd. (b)	9,634,821	563,983
Sembcorp Industries Ltd.	198,600	794,635
Singapore Airlines Ltd. (a)	281,049	1,332,775
Singapore Exchange Ltd.	167,000	1,139,649
Singapore Technologies Engineering Ltd.	302,100	899,853
Singapore Telecommunications Ltd.	1,574,400	2,951,417
STMicroelectronics NV	128,907	5,557,644
United Overseas Bank Ltd.	239,590	5,203,307
		46,810,545
SOUTH AFRICA — 0.2%
Anglo American PLC	240,131	5,920,697
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	35,875	1,027,324
SPAIN — 2.5%
Acciona SA	4,395	535,654
ACS Actividades de Construccion y Servicios SA	41,481	1,737,324
Aena SME SA (d)	14,182	2,794,506
Amadeus IT Group SA	85,263	5,473,475
Banco Bilbao Vizcaya Argentaria SA (a)	1,099,766	13,112,729
Banco Santander SA	3,021,519	14,754,741
CaixaBank SA (a)	691,992	3,357,849
Cellnex Telecom SA (b) (d)	84,714	2,998,164
EDP Renovaveis SA	53,726	727,912
Enagas SA	53,522	795,669
Endesa SA	54,532	1,010,925
Security Description	Shares	Value
Grifols SA (b)	51,836	$466,785
Iberdrola SA	1,149,193	14,266,770
Industria de Diseno Textil SA	203,745	10,269,481
Redeia Corp. SA	82,554	1,409,147
Repsol SA	230,441	3,842,649
Telefonica SA	901,712	3,982,068
		81,535,848
SWEDEN — 3.0%
Alfa Laval AB	54,344	2,138,671
Assa Abloy AB Class B	184,903	5,310,562
Atlas Copco AB Class A	501,894	8,486,471
Atlas Copco AB Class B	294,699	4,358,776
Beijer Ref AB (a)	66,109	983,047
Boliden AB	51,466	1,430,734
Epiroc AB Class A	124,832	2,347,765
Epiroc AB Class B	71,132	1,206,090
EQT AB	68,886	2,181,397
Essity AB Class B (a)	116,597	2,771,913
Evolution AB (d)	33,808	4,207,108
Fastighets AB Balder Class B (b)	128,686	946,918
Getinge AB Class B	45,194	910,423
H & M Hennes & Mauritz AB Class B	112,940	1,843,992
Hexagon AB Class B	383,012	4,538,430
Holmen AB Class B (a) (b)	16,166	658,276
Husqvarna AB Class B	69,019	591,521
Industrivarden AB Class A	21,152	728,172
Industrivarden AB Class C (a)	27,759	955,622
Indutrade AB (b)	53,245	1,453,549
Investment AB Latour Class B	23,652	622,677
Investor AB Class B	323,651	8,131,684
L E Lundbergforetagen AB Class B	12,285	665,688
Lifco AB Class B	48,109	1,257,999
Nibe Industrier AB Class B (a)	264,580	1,300,556
Saab AB Class B	15,719	1,399,518
Sagax AB Class B	40,834	1,078,458
Sandvik AB	201,196	4,472,653
Securitas AB Class B (a)	85,873	886,228
Skandinaviska Enskilda Banken AB Class A	299,547	4,060,690
Skanska AB Class B (a)	68,771	1,225,228
SKF AB Class B (a)	62,384	1,274,798
Svenska Cellulosa AB SCA Class B (a)	105,201	1,616,494
Svenska Handelsbanken AB Class A (a)	269,078	2,724,098
Swedbank AB Class A (a)	156,623	3,109,727
Swedish Orphan Biovitrum AB (b)	32,168	803,854
Tele2 AB Class B	102,295	840,930
Telefonaktiebolaget LM Ericsson Class B (a)	563,153	3,035,757
Telia Co. AB (a)	465,670	1,194,595
Volvo AB Class A	41,104	1,133,257

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Volvo AB Class B (a)	278,386	$7,552,866
Volvo Car AB Class B (b)	162,746	617,645
		97,054,837
SWITZERLAND — 6.0%
ABB Ltd.	299,485	13,928,530
Adecco Group AG	27,484	1,088,131
Alcon, Inc.	93,686	7,774,055
Avolta AG (b)	19,349	806,226
Bachem Holding AG (a)	5,589	536,127
Baloise Holding AG	9,114	1,429,786
Banque Cantonale Vaudoise (a)	5,007	582,584
Barry Callebaut AG	659	957,734
BKW AG	3,766	578,677
Chocoladefabriken Lindt & Spruengli AG (a) (e)	177	2,120,384
Chocoladefabriken Lindt & Spruengli AG (e)	21	2,536,694
Cie Financiere Richemont SA Class A	100,541	15,348,493
Clariant AG (b)	36,220	490,198
DSM-Firmenich AG	35,238	4,011,212
EMS-Chemie Holding AG	1,465	1,125,547
Geberit AG	6,366	3,767,157
Givaudan SA	1,703	7,593,259
Helvetia Holding AG	7,286	1,005,495
Julius Baer Group Ltd.	36,744	2,124,600
Kuehne & Nagel International AG	9,734	2,712,595
Logitech International SA	30,338	2,720,214
Lonza Group AG	14,006	8,400,179
Novartis AG	384,241	37,272,273
Partners Group Holding AG	4,260	6,091,795
Sandoz Group AG (b)	75,453	2,279,423
Schindler Holding AG (e)	7,626	1,922,798
Schindler Holding AG (e)	4,669	1,140,424
SGS SA (b)	28,790	2,796,852
SIG Group AG	53,078	1,178,594
Sika AG	28,125	8,387,227
Sonova Holding AG	9,247	2,680,572
Straumann Holding AG	20,591	3,292,000
Swatch Group AG	9,691	440,060
Swatch Group AG Bearer Shares (a)	4,951	1,151,037
Swiss Life Holding AG	5,607	3,935,545
Swiss Prime Site AG	13,270	1,253,040
Swisscom AG (b)	4,954	3,032,792
Temenos AG	10,705	766,358
UBS Group AG	612,774	18,872,378
VAT Group AG (d)	5,043	2,616,403
Zurich Insurance Group AG	27,348	14,765,552
		195,513,000
UNITED KINGDOM — 10.5%
3i Group PLC	182,892	6,489,866
abrdn PLC (a)	364,238	649,234
Security Description	Shares	Value
Admiral Group PLC	50,731	$1,818,118
Ashtead Group PLC	82,970	5,911,388
Associated British Foods PLC	60,943	1,923,116
AstraZeneca PLC	290,577	39,195,881
Auto Trader Group PLC (d)	181,317	1,603,799
Aviva PLC	524,755	3,291,945
BAE Systems PLC	569,731	9,712,522
Barclays PLC	2,825,521	6,539,029
Barratt Developments PLC	165,748	995,817
Berkeley Group Holdings PLC	19,641	1,180,531
BP PLC	3,180,536	19,916,293
British American Tobacco PLC	371,313	11,285,610
BT Group PLC (a)	1,133,037	1,569,430
Bunzl PLC	64,006	2,464,478
Burberry Group PLC	72,606	1,112,558
Centrica PLC	985,151	1,588,594
CK Hutchison Holdings Ltd.	513,500	2,480,090
Coca-Cola Europacific Partners PLC	38,200	2,672,090
Compass Group PLC	316,468	9,286,847
Croda International PLC	24,415	1,511,887
DCC PLC	19,766	1,438,237
Diageo PLC	420,605	15,544,037
Entain PLC	111,995	1,128,143
Flutter Entertainment PLC (b)	32,654	6,513,401
Halma PLC	66,910	2,001,530
Hargreaves Lansdown PLC	60,927	566,470
HSBC Holdings PLC	3,562,510	27,857,107
Imperial Brands PLC	155,432	3,475,385
Informa PLC	265,029	2,782,840
InterContinental Hotels Group PLC	29,956	3,118,931
Intertek Group PLC	29,942	1,885,538
J Sainsbury PLC	297,317	1,015,584
JD Sports Fashion PLC	501,204	851,581
Kingfisher PLC	317,491	1,000,270
Land Securities Group PLC REIT	118,233	983,073
Legal & General Group PLC	1,142,116	3,670,427
Lloyds Banking Group PLC	11,720,854	7,663,776
London Stock Exchange Group PLC	76,830	9,210,566
M&G PLC	451,336	1,257,181
Melrose Industries PLC	235,209	1,999,670
National Grid PLC	696,445	9,378,498
NatWest Group PLC	1,072,242	3,596,223
Next PLC	23,179	2,703,210
Ocado Group PLC (b)	98,394	565,672
Pearson PLC	118,312	1,557,348
Persimmon PLC	53,351	886,927
Phoenix Group Holdings PLC	145,994	1,019,143
Reckitt Benckiser Group PLC	131,186	7,477,318
RELX PLC	352,181	15,233,123
Rentokil Initial PLC	453,330	2,701,280
Rolls-Royce Holdings PLC (b)	1,552,702	8,369,510
Sage Group PLC	182,516	2,917,779

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Schroders PLC	159,095	$756,878
Segro PLC REIT	243,591	2,781,140
Severn Trent PLC	46,869	1,462,419
Smith & Nephew PLC	154,764	1,938,634
Smiths Group PLC	69,123	1,433,352
Spirax-Sarco Engineering PLC	13,830	1,755,810
SSE PLC	207,304	4,320,966
St. James's Place PLC	111,737	655,650
Standard Chartered PLC	428,224	3,631,965
Taylor Wimpey PLC	592,911	1,026,497
Tesco PLC	1,296,601	4,858,104
Unilever PLC	469,419	23,574,457
United Utilities Group PLC	127,120	1,652,413
Vodafone Group PLC	4,154,501	3,697,863
Whitbread PLC	37,255	1,559,647
Wise PLC Class A (b)	120,682	1,415,665
WPP PLC	202,958	1,932,130
		342,022,491
UNITED STATES — 7.1%
CRH PLC	130,524	11,258,309
CSL Ltd.	90,035	16,912,085
CyberArk Software Ltd. (b)	7,700	2,045,351
Experian PLC	172,462	7,524,974
Ferrovial SE	97,502	3,862,483
GSK PLC	769,678	16,612,644
Haleon PLC	1,107,329	4,659,514
Holcim AG	97,484	8,838,174
James Hardie Industries PLC CDI (b)	83,188	3,343,689
Monday.com Ltd. (b)	5,400	1,219,698
Nestle SA	500,134	53,167,348
Qiagen NV (b)	41,566	1,779,266
Roche Holding AG	131,732	33,594,804
Roche Holding AG Bearer Shares	6,283	1,695,092
Sanofi SA	211,948	20,821,092
Schneider Electric SE	102,157	23,130,590
Stellantis NV	414,124	11,782,903
Swiss Re AG	56,523	7,276,387
Tenaris SA	81,925	1,620,493
		231,144,896
TOTAL COMMON STOCKS (Cost $2,102,828,684)		3,154,454,905

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	69,028,940	$69,049,648
State Street Navigator Securities Lending Portfolio II (h) (i)	80,058,459	80,058,459
TOTAL SHORT-TERM INVESTMENTS (Cost $149,111,703)		149,108,107
TOTAL INVESTMENTS — 101.3% (Cost $2,251,940,387)		3,303,563,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(42,789,547)
NET ASSETS — 100.0%		$3,260,773,465
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	885	06/21/2024	$104,437,199	$104,301,675	$(135,524)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,154,454,905	$—	$—	$3,154,454,905
Short-Term Investments	149,108,107	—	—	149,108,107
TOTAL INVESTMENTS	$3,303,563,012	$—	$—	$3,303,563,012
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(135,524)	$—	$—	$(135,524)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(135,524)	$—	$—	$(135,524)
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	18.7%
Industrials	16.2
Health Care	12.3
Consumer Discretionary	12.1
Information Technology	9.1
Consumer Staples	8.2
Materials	7.0
Energy	3.9
Communication Services	3.9
Utilities	3.0
Real Estate	2.3
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	49,876,087	$49,896,038	$99,290,020	$80,129,023	$(5,092)	$(2,295)	69,028,940	$69,049,648	$1,038,355
State Street Navigator Securities Lending Portfolio II	38,341,876	38,341,876	86,665,486	44,948,903	—	—	80,058,459	80,058,459	173,110
Total		$88,237,914	$185,955,506	$125,077,926	$(5,092)	$(2,295)		$149,108,107	$1,211,465
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Portfolio's securities to no longer reflect their value at the time of the Portfolio's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2024, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024, are disclosed in the Schedule of Investments.